Income taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Income (loss) before income taxes	$ 665,309	$ (864,202)	$ (2,356,488)
Effective income tax rate (%)	27.25%	27.25%	27.25%
Expected income tax (recovery)	$ 181,297	$ (235,495)	$ (642,143)
Loss related to entities taxed as partnerships		1,056
Temporary differences related to inventory valuation	448,108	(124,590)	(124,590)
Temporary differences related to start-up costs	(196,978)	(196,978)	(196,978)
Temporary differences related to Transaction costs	(3,025,523)	(2,217,730)	(1,927,848)
Non-deductible expenses	(134,292)	(42,264)	(248,392)
Permanent difference for income related to entities taxed as corporations	(42,043)	(369,512)
Permanent difference for income related to entities taxed as partnerships		(6,749)
Temporary differences related to cost of goods sold
Unrealized gain on biological assets
Share issuance costs
Losses and other deductions for which no benefit has been recognized	3,014,788	3,093,625	3,139,951
Income tax expense	$ 245,358	$ 150,543